Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
The Brinsmere Fund - Conservative ETF
Shareholder Report [Line Items]
Fund Name	The Brinsmere Fund - Conservative ETF
Class Name	The Brinsmere Fund - Conservative ETF
Trading Symbol	TBFC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brinsmere Fund - Conservative ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.thebrinsmerefunds.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund - Conservative ETF	$17	0.35%
[1]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended March 31, 2025, TBFC has returned 3.25% at market and 3.30% at NAV, trailing its benchmark—the S&P Target Risk Moderate Index—by 2.59%. The Fund kept pace through February 2025, but market turbulence in the latter half of Q1 led to underperformance. This volatility stemmed largely from renewed tariff concerns and their impact on inflation, monetary policy, and interest rates. The Fund’s modest overweight to diversified equities and shorter-duration bonds faced headwinds, though allocations to international equities and gold helped reduce overall risk. Systematic strategies like ours, rooted in historical data, can face challenges during abrupt market dislocations, as seen in early 2025. While the investment team remains committed to its systematic asset allocation framework, we recognize that periods of heightened uncertainty require greater reliance on judgement.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund - Conservative ETF NAV	3.30	6.00
S&P 500 TR	8.25	15.59
S&P Target Risk Moderate Index (TR)	5.89	7.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information. Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
Net Assets	$ 300,028,945
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$300,028,945
Number of Holdings	26
Portfolio Turnover	109%
30-Day SEC Yield	2.60%
30-Day SEC Yield Unsubsidized	2.60%

Holdings [Text Block]

Top 10 Securities	(%)*
Vanguard Short-Term Treasury ETF	13.3%
Vanguard Short-Term Bond ETF	13.2%
Vanguard Intermediate-Term Corporate Bond ETF	5.8%
Vanguard Value ETF	5.5%
SPDR Portfolio S&P 500 ETF	5.2%
Vanguard Intermediate-Term Bond ETF	4.8%
iShares TIPS Bond ETF	4.6%
Vanguard Growth ETF	4.3%
Vanguard Mega Cap Growth ETF	4.1%
iShares MSCI China ETF	3.8%

Security Type	(%)*
Exchange Traded Funds	99.3%
Money Market Funds	0.7%
Cash & Other	0.0%**

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**

Updated Prospectus Web Address	https://www.thebrinsmerefunds.com/investor-materials
The Brinsmere Fund - Growth ETF
Shareholder Report [Line Items]
Fund Name	The Brinsmere Fund - Growth ETF
Class Name	The Brinsmere Fund - Growth ETF
Trading Symbol	TBFG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Brinsmere Fund - Growth ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.thebrinsmerefunds.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund - Growth ETF	$17	0.35%
[2]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the one-year period ended March 31, 2025, TBFG has returned 1.21% at market and 1.28% at NAV, trailing its benchmark—the S&P Target Risk Balanced Index—by 4.99%. Although the Fund began the year in line with the benchmark through February 2025, it underperformed in the latter half of the first quarter amid a spike in market volatility. This volatility stemmed largely from renewed concerns over tariffs and their impact on inflation, interest rates, and Treasury yields. In that environment, the Fund’s focus on diversified equity exposures and shorter-duration fixed income was not rewarded. However, allocations to international equities and gold helped mitigate downside risk, highlighting the value of a globally diversified approach. Systematic strategies like ours faced added challenges, as sharp deviations from historical norms can impair short-term model effectiveness. While the investment team remains committed to its systematic asset allocation framework, we recognize that periods of heightened uncertainty require greater reliance on judgement.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund - Growth ETF NAV	1.28	6.81
S&P 500 TR	8.25	15.59
S&P Target Risk Balanced Index (TR)	6.27	9.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information. Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
Net Assets	$ 289,945,705
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$289,945,705
Number of Holdings	24
Portfolio Turnover	130%
30-Day SEC Yield	1.87%
30-Day SEC Yield Unsubsidized	1.87%

Holdings [Text Block]

Top 10 Securities	(%)*
SPDR Portfolio S&P 500 ETF	7.8%
Vanguard Short-Term Treasury ETF	7.4%
Vanguard Value ETF	7.3%
iShares MSCI China ETF	7.1%
Invesco QQQ Trust Series 1	6.6%
Vanguard Mega Cap Growth ETF	6.6%
Vanguard Growth ETF	5.9%
Columbia EM Core ex-China ETF	5.2%
iShares TIPS Bond ETF	4.4%
SPDR S&P 500 ETF Trust	4.2%

Security Type	(%)*
Exchange Traded Funds	99.4%
Money Market Funds	0.6%
Cash & Other	0.0%**

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**

Material Fund Change [Text Block]	Other Material Fund Changes: Effective February 19, 2025, Standard & Poors changed the name of the S&P Target Risk Growth Index to the S&P Target Risk Balanced Index.
Updated Prospectus Web Address	https://www.thebrinsmerefunds.com/investor-materials

[1]
*	Annualized

[2]
*	Annualized